October 17, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             ProFunds (the “Trust”)

(File Nos. 333-28339 and 811-08239)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the Supplement dated September 28, 2018 for ProFund VP Telecommunications, as filed under Rule 497 on September 28, 2018 (SEC Accession No. 0001104659-18-059374).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.

Very truly yours,

/s/ Cheryl A. Ardin
Cheryl A. Ardin
Associate Counsel